Financial Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 102,972	€ 120,417	€ 39,545
Financial liabilities	27,701	20,177	9,594
Financial assets, at fair value	102,972	120,417	39,545
Financial liabilities, at fair value	27,701	20,177	9,594
Liabilities carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	27,701	20,177	9,594
Long-term debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,837	10,037	2
Financial liabilities, at fair value	8,837	10,037	2
Long-term debt | Liabilities carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,837	10,037	2
Short-term debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,282	18	113
Financial liabilities, at fair value	1,282	18	113
Short-term debt | Liabilities carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,282	18	113
Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	14,602	6,923	7,491
Financial liabilities, at fair value	14,602	6,923	7,491
Trade payables | Liabilities carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	14,602	6,923	7,491
Other miscellaneous payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,979	3,198	1,988
Financial liabilities, at fair value	2,979	3,198	1,988
Other miscellaneous payables | Liabilities carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,979	3,198	1,988
Financial assets carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	94,143	118,626	39,545
Financial assets carried at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	8,829	1,791
Long-term deposit accounts
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,745	1,698	792
Financial assets, at fair value	1,745	1,698	792
Long-term deposit accounts | Financial assets carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,745	1,698	792
Long-term security deposits
Disclosure of detailed information about financial instruments [line items]
Financial assets	8	8	8
Financial assets, at fair value	8	8
Long-term security deposits | Financial assets carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	8	8	8
Advances to suppliers - non-current
Disclosure of detailed information about financial instruments [line items]
Financial assets	689
Advances to suppliers - non-current | Financial assets carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	689
Short-term deposit accounts
Disclosure of detailed information about financial instruments [line items]
Financial assets	8,829	7,336
Financial assets, at fair value	8,829
Short-term deposit accounts | Financial assets carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets		7,336
Short-term deposit accounts | Financial assets carried at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	8,829
Accrued income
Disclosure of detailed information about financial instruments [line items]
Financial assets	92	2,000	2,000
Financial assets, at fair value	92	2,000	2,000
Accrued income | Financial assets carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	92	2,000	2,000
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,000	48	4
Financial assets, at fair value	4,000	48	4
Trade receivables | Financial assets carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,000	48	4
Other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,055	1,849	900
Financial assets, at fair value	1,055	1,849	900
Other receivables | Financial assets carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,055	1,849
Foreign currency forwards
Disclosure of detailed information about financial instruments [line items]
Financial assets		1,791
Foreign currency forwards | Financial assets carried at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets		1,791
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	86,553	105,687	35,840
Financial assets, at fair value	86,553	105,687	35,840
Cash and cash equivalents | Financial assets carried at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 86,553	€ 105,687	€ 35,840